Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Net of issuance costs of ordinary shares and warrants		$ 512	$ 973
Net of issuance expenses of ordinary shares due to exercise of warrants			$ 386
Net of issuance costs ordinary shares and warrants and exercise of pre-funded warrants	$ 1,289
Net of issuance costs ordinary shares due to ATM	$ 367	$ 152